[LETTERHEAD]

                                                                         March 17, 2011

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-4644

RE:	Post Effective Amendment No. 6 to the Registration Statement on Form N-4 for
SBL Variable Annuity Account XIV
Security Benefit Life Insurance Company
(File Nos. 333-138540, 811-10011)

Commissioners:

On behalf of Security Benefit Life Insurance Company and SBL Variable Annuity Account XIV (the “Separate Account”), we are transmitting for filing with the Securities and Exchange Commission under Rule 485(b) of the Securities Act of 1933 Post-Effective Amendment No. 6 (the “Amendment”) to the Registration Statement on Form N-4 for certain flexible premium variable annuity contracts issued through the Separate Account.

The Amendment is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 to delay the effectiveness of a previously filed post-effective amendment (filed on January 10, 2011) to April 1, 2011.  As counsel who reviewed the Amendment, we represent that the Amendment does not contain disclosures which would otherwise render it ineligible to become effective pursuant to paragraph (b).

If you have any questions or comments regarding the Amendment, please call Elisabeth Bentzinger at 202.383.0717.

Sincerely,

/s/ Chris Swickard

Chris Swickard, Associate General Counsel

cc:           Elisabeth M. Bentzinger